Shareholders' Equity (Details)	Dec. 31, 2018 shares
Schedule Of Stockholders' Equity [Line Items]
Total shares reserved for future issuance	11,647,939
Derivative liability | 2018 Notes outstanding
Schedule Of Stockholders' Equity [Line Items]
Total shares reserved for future issuance	1,726,423
Common stock warrants outstanding
Schedule Of Stockholders' Equity [Line Items]
Total shares reserved for future issuance	8,714,871
Stock options and grants outstanding under incentive plans
Schedule Of Stockholders' Equity [Line Items]
Total shares reserved for future issuance	1,206,645